Diversified Municipal Portfolio [Member] Investment Objectives and Goals - Diversified Municipal Portfolio - Diversified Municipal Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION: SANFORD C. BERNSTEIN FUND, INC.FIXED-INCOME MUNICIPAL PORTFOLIODiversified Municipal Portfolio of Sanford C. Bernstein Fund, Inc.
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The Portfolio’s investment objective is to provide safety of principal and maximize total return after taking account of federal taxes.